Related Parties (Details Narrative) - Medigus Ltd [Member] - USD ($) $ in Thousands	Apr. 20, 2020	May 30, 2019
Intercompany Agreement [Member]
Intercompany agreement description		The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense.
External accountant service price		$ 6
Amended and Restated Intercompany Services Agreement [Member]
Intercompany agreement description	On April 20, 2020, ScoutCam Ltd. entered into an amended and restated intercompany services agreement with Medigus.